Approval of the Interim Condensed Consolidated Financial Statements	9 Months Ended
Sep. 30, 2023
Statement of financial position [abstract]
Approval of the Interim Condensed Consolidated Financial Statements	APPROVAL OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS The interim condensed consolidated financial statements were approved and authorized for issue by the Board of Directors on November 20, 2023.